Finance income and costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Analysis of income and expense [abstract]
Interest income	$ 5,855	$ 2,544
Interest expense	(2,867)	(2,897)
Net interest income (expense)	$ 2,988	$ (353)